Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Sale and Leaseback Arrangement
A summary of this sale and lease back arrangement, including repurchase options and obligations as of June 30, 2017 is provided below:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Crystal	March 2017	187.0	97.3	March 2020	50.6	March 2027

Summary of Bareboat Charters
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of June 30, 2017, are shown below:

(in thousands of $)	2017 (1)	2018	2019	2020	2021	2022+
Golar Glacier	8,620	17,100	17,100	17,147	17,100	47,084
Golar Kelvin	8,620	17,100	17,100	17,147	17,100	49,895
Golar Snow	8,620	17,100	17,100	17,147	17,100	49,895
Golar Ice	8,620	17,100	17,100	17,147	17,100	52,800
Golar Tundra (2)(3)	10,432	20,446	19,934	19,466	18,953	68,097
Golar Seal	7,513	15,151	15,193	15,151	15,151	60,646
Golar Crystal (3)	5,236	10,433	10,420	10,419	10,381	53,659

(1) For the six months ended December 31, 2017.
(2) As a result of the sale of the Golar Tundra to Golar Partners in May 2016 (see "Tundra Lessor VIE" below), the payment obligations under the bareboat charter with the Golar Tundra lessor VIE are borne by Golar Partners until the Put Sale Closing Date. See note 14.
(3) The payment obligation relating to the Golar Tundra and Golar Crystal above includes variable rental payments due under the lease based on an assumed LIBOR range of 0.38% to 0.42% plus margin.

Schedule of Assets and Liabilities of Lessor VIEs
The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of June 30, 2017 and December 31, 2016, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra (note 2)	Golar Seal	Golar Crystal	June 30, 2017	December 31, 2016
Assets								Total	Total
Restricted cash and short-term deposits	13,362	44,090	13,969	10	1,953	18,970	4,872	97,226	70,021
	13,362	44,090	13,969	10	1,953	18,970	4,872	97,226	70,021

Liabilities
Debt:
Short-term interest bearing debt	31,648	182,540	22,384	143,576	—	—	112,000	492,148	388,628
Long-term interest bearing debt - current portion	7,650	—	8,000	—	—	6,062	—	21,712	21,532
Long-term interest bearing debt - non-current portion	125,333	—	135,025	—	198,613	151,059	—	610,030	624,384
	164,631	182,540	165,409	143,576	198,613	157,121	112,000	1,123,890	1,034,544